Fair value of financial instruments - Assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair value of financial instruments
Financial assets	€ 12,381	€ 13,035
Financial assets at fair value	12,366	13,019
Fair value through profit or loss-Assets | Level 1
Fair value of financial instruments
Financial assets		8
Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	2,123	2,007
Fair value through profit or loss-Assets | Level 3
Fair value of financial instruments
Financial assets	746	688
Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	5,169	5,487
Non-current financial investments
Fair value of financial instruments
Financial assets	740	690
Financial assets at fair value	740	690
Non-current financial investments | Fair value through profit or loss-Assets | Level 1
Fair value of financial instruments
Financial assets		8
Non-current financial investments | Fair value through profit or loss-Assets | Level 3
Fair value of financial instruments
Financial assets	740	682
Other non-current financial assets
Fair value of financial instruments
Financial assets	445	373
Financial assets at fair value	430	357
Other non-current financial assets | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	171	94
Other non-current financial assets | Fair value through profit or loss-Assets | Level 3
Fair value of financial instruments
Financial assets	6	6
Other non-current financial assets | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	103	85
Other current financial assets including derivatives
Fair value of financial instruments
Financial assets	164	243
Financial assets at fair value	164	243
Other current financial assets including derivatives | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	81	131
Other current financial assets including derivatives | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	37	92
Trade receivables
Fair value of financial instruments
Financial assets	5,025	4,856
Financial assets at fair value	5,025	4,856
Trade receivables | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	5,025	4,856
Current financial investments
Fair value of financial instruments
Financial assets	97	612
Financial assets at fair value	97	612
Current financial investments | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	51	52
Current financial investments | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	4	454
Cash and cash equivalents
Fair value of financial instruments
Financial assets	5,910	6,261
Financial assets at fair value	5,910	6,261
Cash and cash equivalents | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	1,820	1,730
At Amortized Cost-Assets
Fair value of financial instruments
Financial assets	4,343	4,845
At Amortized Cost-Assets | Other non-current financial assets
Fair value of financial instruments
Financial assets	165	188
At Amortized Cost-Assets | Other current financial assets including derivatives
Fair value of financial instruments
Financial assets	46	20
At Amortized Cost-Assets | Current financial investments
Fair value of financial instruments
Financial assets	42	106
At Amortized Cost-Assets | Cash and cash equivalents
Fair value of financial instruments
Financial assets	€ 4,090	€ 4,531